Share-Based Compensation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Employees' Stock Option [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost	$ 1,750
Weighted average period	1 year 186 days
Consultants' stock options [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost	$ 199
Weighted average period	1 year 160 days